Filed pursuant to Rule 497(e)

File Nos. 333-274096 and 811-23895

GMO ETF TRUST

Supplement dated March 1, 2026 to the
GMO ETF Trust Statement of Additional Information, dated October 28, 2025 (“SAI”)

Effective March 1, 2026, the table setting forth information about the creation transaction fees on Page 73 of the SAI is deleted and replaced in its entirety by the following:

Fund	In-Kind Creation Transaction Fee	Cash Creation Transaction Fee
GMO Beyond China ETF	$500	$100
GMO Domestic Resilience ETF	$150	$100
GMO Dynamic Allocation ETF	$150	$100
GMO Horizons ETF	$700	$100
GMO International Quality ETF	$350	$100
GMO International Value ETF	$750	$100
GMO Systematic Investment Grade ETF	$250	$100
GMO Ultra-Short Income ETF	$150	$100
GMO U.S. Quality ETF	$150	$100
GMO U.S. Value ETF	$200	$100

Effective March 1, 2026, the table setting forth information about the redemption transaction fees on Page 74 of the SAI is deleted and replaced in its entirety by the following:

Fund	In-Kind Redemption Transaction Fee	Cash Redemption Transaction Fee
GMO Beyond China ETF	$500	$100
GMO Domestic Resilience ETF	$150	$100
GMO Dynamic Allocation ETF	$150	$100
GMO Horizons ETF	$700	$100
GMO International Quality ETF	$350	$100
GMO International Value ETF	$750	$100
GMO Systematic Investment Grade Credit ETF	$250	$100
GMO Ultra-Short Income ETF	$150	$100
GMO U.S. Quality ETF	$150	$100
GMO U.S. Value ETF	$200	$100